SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable	$ 1,695,113	$ 2,131,371
Less: allowance for expected credit losses
Accounts receivable, net	$ 1,695,113	$ 2,131,371